Segment Information - Schedule of Revenue and Operating Results by Segments (Details) - USD ($) $ in Thousands		3 Months Ended
		Mar. 31, 2025	Mar. 31, 2024
Schedule of Revenue and Operating Results by Segments [Line Items]
Revenues from external customers		$ 102,595	$ 85,587
Operating cost and expenses
Integrated service cost		(48,422)	(44,488)
Promotional service and selling expenses		(50,788)	(40,405)
General and administrative expenses		(5,420)	(4,633)
Research and development expenses		(923)	(606)
Total operating costs and expenses		(105,553)	(90,132)
Total other income (expenses), net		(773)	(641)
Segment (loss) income before tax		(3,731)	(5,186)
Auto eInsurance service [Member]
Schedule of Revenue and Operating Results by Segments [Line Items]
Revenues from external customers		45,927	33,473
Operating cost and expenses
Integrated service cost
Promotional service and selling expenses		(45,464)	(35,957)
General and administrative expenses		(1,230)	(1,052)
Research and development expenses		(230)	(16)
Total operating costs and expenses		(46,924)	(37,025)
Total other income (expenses), net	[1]	56	(65)
Segment (loss) income before tax		(941)	(3,617)
Technology Service [Member]
Schedule of Revenue and Operating Results by Segments [Line Items]
Revenues from external customers		10,665	7,538
Operating cost and expenses
Integrated service cost		(6,292)	(4,061)
Promotional service and selling expenses		(3,775)	(3,044)
General and administrative expenses		(1,775)	(268)
Research and development expenses		(211)	(85)
Total operating costs and expenses		(12,053)	(7,458)
Total other income (expenses), net	[1]	(73)	(73)
Segment (loss) income before tax		(1,461)	7
Auto Service [Member]
Schedule of Revenue and Operating Results by Segments [Line Items]
Revenues from external customers		46,003	44,576
Operating cost and expenses
Integrated service cost		(42,130)	(40,427)
Promotional service and selling expenses		(1,549)	(1,404)
General and administrative expenses		(1,405)	(2,721)
Research and development expenses		(482)	(505)
Total operating costs and expenses		(45,566)	(45,057)
Total other income (expenses), net	[1]	(645)	(352)
Segment (loss) income before tax		(208)	(833)
Others [Member]
Schedule of Revenue and Operating Results by Segments [Line Items]
Revenues from external customers
Operating cost and expenses
Integrated service cost
Promotional service and selling expenses
General and administrative expenses		(1,010)	(592)
Research and development expenses
Total operating costs and expenses		(1,010)	(592)
Total other income (expenses), net	[1]	(111)	(151)
Segment (loss) income before tax		$ (1,121)	$ (743)

[1]	Included net of financial expenses, investment income and others.